Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000222701
Average Annual Return [Line Items]
Average Annual Return, Percent	22.92%	3.76%
Without Sales Load [Member] | C000222700
Average Annual Return [Line Items]
Average Annual Return, Percent	23.17%	3.96%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	6.53%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	6.53%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.48%	4.54%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.48%	4.54%